Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Cash on hand	$ 16,413	$ 15,066
Bank deposits	26,034,043	24,561,275
Cash and cash equivalents	$ 26,050,456	$ 24,576,341	$ 21,214,080	$ 20,604,582